Commitments and contingencies (Details Narrative)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Loss Contingencies [Line Items]
Lease payments	$ 61,504	$ 59,096	$ 97,138	$ 13,504	$ 123,098	$ 120,690
Rent expenses	$ 442,152		$ 208,072
Lease Agreement [Member]
Loss Contingencies [Line Items]
Lease expires, description	expires in May 2022		expires in May 2022	expires in May 2022
Rent expenses				$ 26,000
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Lease payments	$ 11,298,594		$ 13,178,322
Placer Mining Corp [Member]
Loss Contingencies [Line Items]
Monthly payments			$ 60,000